Subsequent Events (Details Narrative) - USD ($)			3 Months Ended
	Apr. 25, 2017	Mar. 30, 2017	Mar. 31, 2017
Dividend rate			0.00%
Percentage of voting control and management and board control			99.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | RedDiamond Partners LLC [Member]
Aggregate principal amount	$ 355,000
Purchase price	350,000
Transaction costs	$ 5,000
Each tranche matures term	each tranche will matures 1 year after the date of such funding.
Percentage of bears interest rate per annum	12.00%
Percentage of common stock option of lowest vwap	65.00%
Fair value of embedded conversion option derivatives	$ 132,702
Proceeds from convertible promissory note	95,000
Initial derivative expense	$ 37,702
Dividend rate	0.00%
Expected term	1 year
Expected volatility	404.50%
Risk-free interest rate	1.09%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | RedDiamond Partners LLC [Member] | Initial Tranche [Member]
Aggregate principal amount	$ 95,000
Loan amount	100,000
Fee amount	$ 5,000
Tranche matures date	Apr. 25, 2018
Subsequent Event [Member] | Securities Purchase Agreement [Member] | RedDiamond Partners LLC [Member] | Second Tranche [Member]
Aggregate principal amount	$ 85,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | RedDiamond Partners LLC [Member] | Third Tranche [Member]
Aggregate principal amount	85,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | RedDiamond Partners LLC [Member] | Fourth Tranche [Member]
Aggregate principal amount	$ 85,000
Subsequent Event [Member] | Share Exchange Agreement [Member] | Save on Transport Inc [Member]
Percentage of voting control and management and board control		99.00%
Conversion of stock, shares issued		114,202,944